CONTINGENT LIABILITIES AND COMMITMENTS - Additional Information (Details) € in Millions, £ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2024 GBP (£) shares	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Jul. 31, 2024 shares	Jun. 29, 2023 GBP (£)	Oct. 21, 2022 GBP (£)
Minimum
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | €			€ 1,000
Maximum
Disclosure of contingent liabilities [line items]
Santander UK liability under indemnity cap | €			€ 40
AXA France
Disclosure of contingent liabilities [line items]
Amount claimed by other party | £					£ 552	£ 670
UK&I Banks
Disclosure of contingent liabilities [line items]
Preferred stock issued, threshold value | £		£ 0
Visa Inc
Disclosure of contingent liabilities [line items]
Percentage of remaining convertible preferred stock released				62.00%
Santander Equity Investments Limited (SEIL) | Visa Inc | Series A
Disclosure of contingent liabilities [line items]
Convertible preferred stock, issued (in shares) | shares				1,382
Number of common stock per one preferred stock converted (in shares) | shares				100
Convertible preferred stock, sold (in shares) | shares	1,382
Proceeds from sale of convertible preferred stock | £	£ 30